Document and Entity Information	Oct. 02, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001347178
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	VANDA PHARMACEUTICALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34186
Entity Tax Identification Number	03-0491827
Entity Address, Address Line One	2200 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 300E
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20037
City Area Code	(202)
Local Phone Number	734-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VNDA
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Stock Purchase Right [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Preferred Stock PurchaseRight, par value $0.001 per share
Trading Symbol	—
Security Exchange Name	NASDAQ